Shareholders’	6 Months Ended
Jun. 30, 2023
Equity [Abstract]
Shareholders’

10. Shareholders’ equity

After the Company conversion from an S.r.l. to an S.p.A. effective from June 2021, the outstanding ordinary shares of the Company since December 31, 2021, has been 18,216,858, no par value. All shares outstanding are held in ledger form with some of the ordinary shares represented by ADSs.

During the six months ended June 30, 2022, the Company granted a fully vested NSO on April 26, 2022 to its chairman at a price based on the Sub-Plan. The expense was recorded in the statement of operations and comprehensive loss for the six months ended June 30, 2022 in the amount of €240,043.

In July 2022, the Company granted NSOs on 392,740 shares to certain of the Company’s directors and employees.

In March 2023, the Company awarded NSOs on 46,400 shares to certain of the Company’s directors.

In June 2023, the Company’s shareholders reduced the number of directors from seven (7) to five (5) and modified the Plan to extend the final deadline for the issuance of the ordinary shares until December 31, 2035, in order to allow that all stock options granted during the term of the Plan could provide for an exercise period of 10 years starting from the date of grant. (See Note 2. Summary of significant accounting policies & Note 11. Share-based compensation.)